                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:          811-879

Exact name of registrant as specified
in charter:                                  Hallmark Investment Series Trust

Address of principal executive offices:      1250 Broadway
                                             New York, NY 10001-3701

Name and address of agent for service:       Amy W. Bizar
                                             1250 Broadway
                                             New York, NY 10001-3701

Registrant's telephone number, including
area code:                                   212-401-5500

Date of fiscal year end:                     June 30th

Date of reporting period:                    December 31, 2005

ITEM 1.  SEMI-ANNUAL REPORTS TO SHAREHOLDERS

[HALLMARK FUNDS(SM) LOGO]
A RESERVE MANAGEMENT AFFILIATE

1250 Broadway, New York, NY 10001-3701
888-823-2867

GENERAL INFORMATION AND 24-HOUR PRICE AND PERFORMANCE INFORMATION
888-823-2867 - www.hallmarkfunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.
HIST - FMTR - SEMI-ANNUAL 12/05

[HALLMARK FUNDS(SM) LOGO]
A RESERVE MANAGEMENT AFFILIATE

SEMI-ANNUAL REPORT

HALLMARK INVESTMENT SERIES TRUST

HALLMARK FIRST MUTUAL FUND

HALLMARK TOTAL RETURN BOND FUND


DECEMBER 31, 2005

          HALLMARK INVESTMENT SERIES TRUST--HALLMARK FIRST MUTUAL FUND

             SCHEDULE OF INVESTMENTS--DECEMBER 31, 2005 (UNAUDITED)

                                                                                                        VALUE
     SHARES                                                                                            (NOTE 1)
     ------                                                                                            --------
                  COMMON STOCKS--93.3%%
                  APPARREL--2.3%
         13,700   Coach Inc                                                                         $      456,758
                                                                                                    --------------
                  CONSUMER DISCRETIONARY--12.9%
         20,300   McGraw Hill Companies, Inc.                                                            1,048,089
        125,000   Sirius Satellite Radio, Inc. *                                                           837,500
         25,500   XM Satellite Radio, Inc.*                                                                695,640
                                                                                                    --------------
                                                                                                         2,581,229
                                                                                                    --------------
                  CONSUMER STAPLES--2.2%
          7,500   Procter & Gamble Co.                                                                     434,100
                                                                                                    --------------
                  ENERGY - 13.0%
         12,400   Apache Corp.                                                                             849,648
         24,000   BJ Services Co.                                                                          880,080
         13,550   Devon Energy Corp.                                                                       847,417
                                                                                                    --------------
                                                                                                         2,577,145
                                                                                                    --------------
                  FINANCIAL--18.4%
         18,000   American Capital Strategies, Ltd.                                                        651,600
         30,000   Allied Capital Corp.                                                                     881,100
         15,550   Wells Fargo & Co.                                                                        977,007
          3,000   Goldman Sachs                                                                            383,130
         17,000   Bank of America Corp                                                                     784,550
                                                                                                    --------------
                                                                                                         3,677,387
                                                                                                    --------------
                  HEALTHCARE--14.4%
         11,075   Amgen, Inc.*                                                                             873,375
         15,325   Johnson & Johnson, Inc.                                                                  921,032
         11,900   Techne Corp.*                                                                            668,185
          7,000   Medtronic Inc                                                                            402,990
                                                                                                    --------------
                                                                                                         2,865,582
                                                                                                    --------------
                  INDUSTRIALS--10.4%
         12,900   General Electric Co.                                                                     452,145
         21,100   Headwaters, Inc.*                                                                        747,784
         15,575   United Technologies Corp.                                                                870,798
                                                                                                    --------------
                                                                                                         2,070,727
                                                                                                    --------------
                  INFORMATION TECHNOLOGY--19.7%
         15,000   Electronics Arts, Inc.*                                                                  784,650
         10,000   International Business Machines Corp.                                                    822,000
         24,025   Linear Technology Corp.                                                                  866,581
         15,000   QUALCOMM, Inc.                                                                           646,200
         36,925   VeriSign, Inc.*                                                                          809,396
                                                                                                    --------------
                                                                                                         3,928,827
                                                                                                    --------------

                  TOTAL INVESTMENTS (COST $15,326,778)                                      93.3%       18,591,755
                  OTHER ASSETS, LESS LIABILITIES                                             6.7%        1,341,978
                                                                                         -------    --------------
                  NET ASSETS                                                               100.0%   $   19,933,733
                                                                                         =======    ==============

----------
Value of investments are shown as a percentage of net assets.

*  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                            VALUE
    AMOUNT                                                                                             (NOTE 1)
   ---------                                                                                           --------
                  FIXED INCOME SECURITIES--93.0%
                  U.S. GOVERNMENT TREASURY OBLIGATIONS--4.7%
                  U.S. TREASURY NOTES--4.7%
$       500,000   4.250%, 08/15/13                                                                  $      495,684
        500,000   4.250%, 11/15/14                                                                         494,336
                                                                                                    --------------
                  TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (COST $1,002,735)                             990,020
                                                                                                    --------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS--7.5%
        500,000   Federal Farm Credit Bank, 5.350%, 11/17/09                                               500,568
        750,000   Federal Home Loan Bank, 4.350%, 11/19/08                                                 742,253
        350,000   Federal Home Loan Mortgage Corporation, 5.000%, 12/05/07                                 348,952
                                                                                                    --------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $1,600,000)                             1,591,773
                                                                                                    --------------
                  CORPORATE BONDS--11.3%
        250,000   Caterpillar Financial Services Corp., 4.30%, 06/01/10                                    243,580
        250,000   Citigroup Global Markets., 7.125%, 10/01/06                                              254,225
        300,000   Comm Credit Co 6.75% 7/01/07                                                             308,069
        300,000   Emerson Electric 7.125% 8/15/10                                                          328,200
        250,000   Merrill Lynch & Co Inc., 7.000%, 12/02/2010                                              246,238
        250,000   Pacific Bell, 6.625%, 11/01/09                                                           260,145
        250,000   Pitney Bowes, Inc., 4.625%, 10/01/12                                                     245,093
        500,000   Time Warner Cos., Inc., 8.180%, 08/15/07                                                 523,212
                                                                                                    --------------
                  TOTAL CORPORATE BONDS (COST $2,421,537)                                                2,408,762
                                                                                                    --------------
                  MORTGAGE-BACKED SECURITIES--69.5%
        667,739   Bear Stearns & Co. Alt-A Trust, 5.161%, 01/25/34*                                        663,308
        512,181   Chase Funding Mortgage Loan Asset-Backed, 8.449%, 02/25/30 *                             515,975
        312,909   Countrywide Home Loans, Inc., 4.500%, 05/25/34                                           309,434
        600,000   Countrywide Home Loans, Inc., 5.250%, 07/25/33                                           598,510
      1,500,000   New Century Home Equity Loan Trust, 4.760%, 11/25/33                                   1,491,682
        963,730   Residential Accredit Loans, Inc., 4.250%, 05/25/33                                       936,999
        360,201   Structured Asset Securities Corp., 4.910%, 08/25/34                                      359,168
        227,709   Structured Asset Securities Corp., 5.000%, 10/25/33                                      222,899
        540,320   Wells Fargo Mortgage Backed Securities Trust, 5.250%, 01/25/34                           536,877
        243,024   Wells Fargo Mortgage Backed Securities Trust, 5.500%, 06/25/33                           243,224

                  FEDERAL HOME LOAN MORTGAGE AGENCY OBLIGATIONS
         17,792   6.500%, 10/01/11, Gold Pool #E65534                                                       18,279
         27,524   10.50%, 12/01/20, Gold Pool #A01632                                                       30,770
          6,911   7.000%, 07/01/26, Gold Pool #D72664                                                        7,218
         91,926   6.000%, 07/01/28, Gold Pool #G00943                                                       93,174

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION
          6,227   7.000%, 10/01/26, Gold Pool #C80442                                                        6,504
         33,339   6.000%, 05/01/13, Pool #421151                                                            34,074
          5,187   11.00%, 11/01/13, Pool #523853                                                             5,614
         60,024   5.500%, 01/01/14, Pool #479939                                                            60,532
         79,105   6.000%, 04/01/14, Pool #483994                                                            80,887
         32,196   6.500%, 02/01/16, Pool #572134                                                            33,132
        316,790   5.500%, 11/01/16, Pool #614506                                                           319,212
            256   7.500%, 04/01/17, Pool #41474                                                                269
          3,318   7.500%, 07/01/17, Pool #141248                                                             3,492
         55,599   9.500%, 12/15/20, Pool #100285                                                            62,247

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                            VALUE
    AMOUNT                                                                                             (NOTE 1)
   ---------                                                                                           --------
                  MORTGAGE-BACKED SECURITIES (CONTINUED)
$        25,054   6.500%, 03/01/28, Pool #251568                                                    $       25,816
         72,662   6.500%, 04/01/29, Pool #252342                                                            74,851
         91,224   7.000%, 03/01/30, Pool #533853                                                            95,258
          2,415   7.500%, 06/01/30, Pool #538687                                                             2,531
      1,042,764   5.000%, 07/01/35, Pool #830935                                                         1,029,896
        271,754   3.500%, 03/25/11, Series # 2004-1 HA                                                     269,989
        437,617   5.000%, 05/25/16, Series #2002-86 KB                                                     436,872
        548,179   4.000%, 11/15/17, Series #2601 GA                                                        530,468
        440,403   4.000%, 02/15/18, Series #2645 BC                                                        424,956
        500,000   4.500%, 04/15/20, Series #2676 JU                                                        490,785
        750,000   5.000%, 07/25/20, Series #2003-120 DB                                                    745,778
        650,632   5.500%, 03/25/26, Series #2002-85 PB                                                     651,498
        650,000   3.750%, 02/15/30, Series #2591 PN                                                        606,246
        633,082   4.500%, 12/15/30, Series #2545 GT                                                        620,581
         78,618   5.000%, 02/15/31, Series #2517 BK                                                         78,578
        508,231   6.000%, 05/25/31, Series #2002-58 PE                                                     518,203
        220,520   3.250%, 04/15/32, Series #2647 A                                                         204,890

                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
         24,160   6.500%, 10/15/27, Pool #407955                                                            25,308
         60,680   6.500%, 08/15/28, Pool #458485                                                            63,556
        182,965   6.500%, 10/15/28, Pool #457825                                                           191,637
         60,301   7.000%, 08/15/29, Pool #506810                                                            63,360
        613,070   4.000%, 01/20/29, Series #2003-11 QJ                                                     605,907
        355,961   4.000%, 05/16/32, Series #2003-83 AB                                                     343,631
                                                                                                    --------------
                  TOTAL MORTGAGE-BACKED SECURITIES (COST $14,979,773)                                   14,734,075
                                                                                                    --------------

                  TOTAL INVESTMENTS (COST $20,004,324)                                      93.0%       19,724,630
                  OTHER ASSETS, LESS LIABILITIES                                             7.0         1,483,267
                                                                                         -------    --------------
                  NET ASSETS                                                               100.0%   $   21,207,897
                                                                                         =======    ==============

----------
Value of investments are shown as a percentage of net assets.

*  Variable rate security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             12/31/2005 (UNAUDITED)

                                                                                FIRST            TOTAL
                                                                               MUTUAL           RETURN
                                                                                FUND           BOND FUND
                                                                           --------------    --------------
ASSETS
  Investments in securities at market value (identified cost
    $15,326,778 and $20,004,324, respectively)                             $   18,591,755    $   19,724,630
  Cash                                                                          1,344,264         1,394,728

  Receivables:
    Dividends and interest                                                          9,490            88,567
                                                                           --------------    --------------
    Total Assets                                                               19,945,509        21,207,925
                                                                           --------------    --------------
LIABILITIES
  Payables:
    Distribution fee (12b-1)                                                           --                --
    Advisory fee                                                                       --                --
    Interest Payable                                                                   --                --
    Accrued expenses                                                               11,776                28
                                                                           --------------    --------------
    Total Liabilities                                                              11,776                28
                                                                           --------------    --------------
NET ASSETS                                                                 $   19,933,733    $   21,207,897
                                                                           ==============    ==============
  Net asset value, offering and redemption price per share-Class I
    (based on 1,960,813 and 2,166,092 shares outstanding,respectively)     $        10.17    $         9.79
                                                                           ==============    ==============
  Net asset value, offering and redemption price per share-Class R
    (based on 104, and 204 shares outstanding, respectively)               $        10.09    $         9.86
                                                                           ==============    ==============

SOURCE OF NET ASSETS
  Paid-in capital                                                          $   20,815,963    $   21,813,918
  Undistributed (overdistributed) net investment income                            42,935            (7,565)
  Accumulated net investment loss                                              (5,189,826)         (230,528)
  Accumulated net realized gain (loss) on investments                             999,684           (88,234)
  Net unrealized appreciation (depreciation) of investments                     3,264,977          (279,694)
                                                                           --------------    --------------
NET ASSETS                                                                 $   19,933,733    $   21,207,897
                                                                           ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
               FOR THE PERIOD ENDED DECEMBER 31, 2005 (UNAUDITED)

                                                                                FIRST            TOTAL
                                                                               MUTUAL           RETURN
                                                                                FUND           BOND FUND
                                                                           --------------   --------------
INVESTMENT INCOME
  Dividends                                                                $      140,954   $           --
  Interest                                                                             --          495,128
                                                                           --------------   --------------
    Total Income                                                                  140,954          495,128
                                                                           --------------   --------------
EXPENSES
  Advisory fees (Note 3)                                                          107,413          109,912
  Distribution Expense (Note 3)                                                         2                2
  Accounting Salaries Expense                                                          91               91
                                                                           --------------   --------------
    Total Expenses                                                                107,506          110,005
    Expenses waived and reimbursed (Note 3)                                            --               --
                                                                           --------------   --------------
    Net Expenses                                                                  107,506          110,005
                                                                           --------------   --------------
NET INVESTMENT INCOME                                                              33,448          385,123
                                                                           --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) from security transactions                             247,417          (61,094)
  Net change in unrealized appreciation (depreciation) of investments             696,369         (236,001)
                                                                           --------------   --------------
  Net realized and unrealized gain (loss) on investments                         9 43,786         (297,095)
                                                                           --------------   --------------
  Net increase in net assets resulting from operations                     $      977,234   $       88,028
                                                                           ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
                     FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                      FIRST             TOTAL
                                                                                      MUTUAL           RETURN
                                                                                       FUND           BOND FUND
                                                                                  --------------   --------------
OPERATIONS
  Net investment income                                                           $       33,448   $      385,123
  Net realized gain (loss) from security transactions                                    247,417          (61,094)
  Net change in unrealized appreciation (depreciation) of investments                    696,369         (236,001)
                                                                                  --------------   --------------
  Net increase in net assets resulting from operations                                   977,234           88,028
                                                                                  --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income                                               (54,373)        (780,971)
                                                                                  --------------   --------------
  Total distributions                                                                    (54,373)        (780,971)
                                                                                  --------------   --------------

BENEFICIAL INTEREST TRANSACTIONS
  Receipt from shares sold                                                                91,424          485,949
  Receipt from shares issued on reinvestment of distributions                             51,167          515,982
  Shares redeemed                                                                     (2,522,913)      (1,775,217)
                                                                                  --------------   --------------
  Net decrease in net assets resulting from beneficial transactions (a)               (2,380,322)        (773,286)
                                                                                  --------------   --------------
  Total decrease in net assets                                                        (1,457,461)      (1,466,229)

NET ASSETS:

  Beginning of year                                                                   21,391,194       22,674,126
                                                                                  --------------   --------------
  End of year                                                                     $   19,933,733   $   21,207,897
                                                                                  ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Hallmark Investment Series Trust (the "Trust") is a business trust formed under the laws of the state of Delaware. Prior to October 1, 2004, the Trust operated under the name "Trainer Wortham Funds." The Trust is comprised of three series: Hallmark Convertible Securities Fund (formerly, Froley Revy Convertible Securities Fund), Hallmark First Mutual Fund (formerly, Trainer Wortham First Mutual Fund) and Hallmark Total Return Bond Fund (formerly, Trainer Wortham Total Return Bond Fund). These financial statements and notes apply only to the Hallmark First Mutual Fund and the Hallmark Total Return Bond Fund (each a "Fund"; collectively, the "Funds"). As of October 1, 2004, Class A shares were renamed Class I shares. Each Fund is authorized to issue two classes of shares designated as Class R and Class I. The Trust has the right, at its discretion, to add other funds or classes. The Trust is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a diversified open-end management investment company. Each Fund has an unlimited number of shares of beneficial interest authorized of $.001 par value per share. The accounting policies summarized below are consistently followed in the preparation of the Trust's financial statements in conformity with generally accepted accounting principles.

     SECURITY VALUATION

     Equity securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security will be valued at the latest available closing bid price. If no bid or ask prices are quoted before closing, the value will be either the last available sale price or be determined by such other method as the Funds' Board of Trustees (the "Trustees") shall determine in good faith to reflect its fair market value.

     Securities that are primarily traded on foreign markets are generally valued at the last sale or closing price on the exchange where they are primarily traded. If there is no active trading in a particular security on a given day, the security will be valued at the latest available closing bid price. Securities for which market quotations are not readily available are valued at the fair market value as determined in good faith under procedures established by the Trustees.

     Debt securities (including convertible debt) having a maturity value greater than 60 days for which market quotations are readily available will be valued at the average of the latest bid and ask price for the Total Return Bond Fund. If there is no ask price quoted on such day, the security will be valued at the latest bid price.

     Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

     The Funds may use pricing services in the determination of the value of portfolio securities. The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the security. In such instances, the security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

     MANAGEMENT'S USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on a trade date basis. Dividend income and distributions earned are recorded on the ex-dividend dates. Interest income is accrued daily and security premium or discount is amortized or accreted daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are generally distributed annually. Distributions from net realized capital gains, if any, are generally distributed annually in December. The characterization of dividends as either income or capital gain is determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. Investment income, fund level expenses (expenses other than the comprehensive management and distribution fees) and realized and unrealized gains (losses) are allocated daily based upon the relative proportion of net assets of each class.

FEDERAL INCOME TAXES

     It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the requirements of the Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

     At June 30, 2005, the following Funds had capital loss carryforwards as follows:

     HALLMARK FIRST MUTUAL FUND:             AMOUNT        EXPIRES
                                        ---------------   ---------
                                        $     1,452,292   6/30/2010
                                              2,976,848   6/30/2011
                                        ---------------
                                        $     4,429,140
                                        ===============

     HALLMARK TOTAL RETURN BOND FUND:        AMOUNT        EXPIRES
                                        ---------------   ---------
                                        $    222,460      6/30/2013
                                        ===============

     During the year ended June 30, 2005, First Mutual Fund utilized $760,686 of capital loss carryforwards from prior years.

(2)  INVESTMENT ACTIVITY

     For the six months ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows. There were no purchases or sales of U.S Treasury Securities in the Total Return Bond Fund.

                                                                                  AGGREGATE       AGGREGATE
        FUND                                                                      PURCHASES         SALES
        ----                                                                    -------------   -------------
        Hallmark First Mutual Fund                                              $   4,256,694   $   5,867,459
        Hallmark Total Return Bond Fund                                             4,228,885       4,065,430

     At December 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                                                                      NET UNREALIZED
                                                                                                      APPRECIATION /
        FUND                                           TAX BASIS COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
        ----                                           --------------   ------------   ------------   --------------
        Hallmark First Mutual Fund                     $   15,326,778   $  3,327,182   $    (62,205)  $    3,264,977
        Hallmark Total Return Bond Fund                    20,004,324         56,062       (335,756)        (279,694)

(3)  ADVISORY FEES AND OTHER TRANACTIONS WITH AFFILIATES

     Effective October 1, 2004, Reserve Management Co., Inc. ("RMCI") serves as each Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the investment management agreement between RMCI and the Trust on behalf of each Fund, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, and any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of each Fund, exclusive of interest charges, taxes, brokerage fees and commissions, Chief Compliance Officer compensation, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees who are not interested persons under the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives a comprehensive management fee, based on the average daily net assets of each class, at the following rates:

        FUND                                                                    CLASS R   CLASS I
        ----                                                                    -------   -------
        Hallmark First Mutual Fund                                               1.30%     1.00%
        Hallmark Total Return Bond Fund                                          1.05%     1.00%

     Effective October 1, 2004, RMCI and the Trust have retained Trainer Wortham & Company, Inc. ("Trainer Wortham") to serve as the sub-adviser to the Hallmark First Mutual Fund and the Hallmark Total Return Bond Fund. Under the general supervision of RMCI, Trainer Wortham is responsible for the day-to-day investment decisions for the funds.

     RMCI will pay quarterly to Trainer Wortham an annual fee of 0.45% and 0.35% of the net assets of the shareholders of the Hallmark First Mutual Fund and Hallmark Total Return Bond Fund, respectively, existing as of September 30, 2004, and 0.30% of the net assets of any new Class R shareholders of a Fund and 0.20% of the net assets of any new Class I shareholders of a Fund subsequent to September 30, 2004.

     Prior to October 1, 2004, Trainer Wortham had served as the investment adviser for First Mutual Fund and Total Return Bond Fund pursuant to two separate investment advisory agreements and received an annual fee, accrued daily and paid monthly, of 0.75% and 0.45%, respectively, of the daily net assets of those funds.

(4)  CAPITAL SHARE TRANSACTIONS

     For the period ended December 31, 2005, the capital share transactions of each Fund were as follows:

                                                       CLASS R**             CLASS I*
                                                   ----------------  ---------------------------
HALLMARK FIRST MUTUAL FUND                         SHARES   AMOUNT     SHARES         AMOUNT
--------------------------                         ------  --------  ----------   --------------
Sold                                                    0  $      0       9,868   $       91,424
Reinvested                                              0         1       5,016           51,166
Redeemed                                                0         0    (250,780)      (2,522,913)
                                                   ------  --------  ----------   --------------
Net Increase (Decrease)                                 0  $      1    (235,896   $   (2,380,323)
                                                   ======  ========  ==========   ==============

                                                       CLASS R**             CLASS I*
                                                   ----------------  ---------------------------
HALLMARK TOTAL RETURN BOND FUND                    SHARES   AMOUNT     SHARES         AMOUNT
-------------------------------                    ------  --------  ----------   --------------
Sold                                                  101  $  1,000      49,094   $      484,949
Reinvested                                              4        36      52,290          515,946
Redeemed                                                0         0    (179,626)      (1,775,216)
                                                   ------  --------  ----------   --------------
Net Increase (Decrease)                               105  $  1,036     (78,242)  $     (774,321)
                                                   ======  ========  ==========   ==============

For the year ended June 30, 2005, the capital share transactions of each Fund were as follows:

                                                       CLASS R**             CLASS I*
                                                   ----------------  ---------------------------
HALLMARK FIRST MUTUAL FUND                         SHARES   AMOUNT     SHARES         AMOUNT
--------------------------                         ------  --------  ----------   --------------
Sold                                                  104  $  1,000      74,503   $      715,964
Redeemed                                                0         0    (668,014)      (6,173,619)
                                                   ------  --------  ----------   --------------
Net Increase (Decrease)                               104  $  1,000    (593,511)  $   (5,457,655)
                                                   ======  ========  ==========   ==============

                                                       CLASS R**             CLASS I*
                                                   ----------------  ---------------------------
HALLMARK TOTAL RETURN BOND FUND                    SHARES   AMOUNT     SHARES         AMOUNT
-------------------------------                    ------  --------  ----------   --------------
Sold                                                   99  $  1,000      32,854   $      329,459
Reinvested                                              0         0      40,518          406,028
Redeemed                                                0         0    (450,536)      (4,526,766)
                                                   ------  --------  ----------   --------------
Net Increase (Decrease)                                99  $  1,000    (377,164)  $   (3,791,279)
                                                   ======  ========  ==========   ==============

----------

* Totals for Class I shares include Class A share transactions of TrainerWortham First Mutual Fund and Trainer Wortham Total Return Bond Fund during the period July 1, 2004 through September 30, 2004.

**   For the period November 9, 2004 (Commencement of Class) through June 30,
     2005.

(5)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     Contained below is per share operating performance for a share of each Class of each Fund for each of the periods indicated. The information should be used in conjunction with the accompanying financial data and related notes.

                                                                                     CLASS I
                                                       -----------------------------------------------------------------------
                                                          PERIOD
                                                          ENDED
                                                        DECEMBER 31,                     YEARS ENDED JUNE 30,
                                                       -------------    ------------------------------------------------------
                                                           2005          2005(1)     2004      2003(2)      2002        2001
                                                           ----         --------   --------   --------    --------    --------
     HALLMARK FIRST MUTUAL FUND

     Net asset value, beginning of year                $        9.74    $   9.51   $   8.18   $   8.91    $  11.52    $  20.05
                                                       -------------    --------   --------   --------    --------    --------
     Increase (decrease) from investment operations
       Net investment income (loss)                            (0.10)       0.04      (0.09)     (0.06)      (0.07)      (0.14)
       Net realized and unrealized gain (loss)                  0.56        0.19       1.42      (0.67)      (2.29)      (6.04)
                                                       -------------    --------   --------   --------    --------    --------
     Total from investment operations                           0.40        0.23       1.33      (0.73)      (2.36)      (6.18)
                                                       -------------    --------   --------   --------    --------    --------
     Distributions from net income                             (0.03)         --         --         --       (0.25)      (2.35)
                                                       -------------    --------   --------   --------    --------    --------
     Net asset value, end of year                      $       10.17    $   9.74   $   9.51   $   8.18    $   8.91    $  11.52
                                                       =============    ========   ========   ========    ========    ========
     Total Return                                               4.70%*      2.42%     16.26%     (8.19)%    (20.71)%    (31.76)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of year (thousands)                $      19,933    $ 21,390   $ 26,526   $ 24,718    $ 31,511    $ 46,537
     Ratios of expenses to average net assets                   1.00%*      1.39%      1.84%      1.98%       1.67%       1.52%
     Ratios of net investment income (loss) to
       average net assets                                       0.31%*      0.25%     (0.96)%    (0.82)%     (0.67)%     (0.98)%
     Portfolio turnover rate                                      22%         86%        62%        65%         76%         51%

                                                                                      CLASS R
                                                                         ----------------------------------
                                                                         FOR THE PERIOD      FOR THE PERIOD
                                                                             ENDED               ENDED
                                                                          DECEMBER 31,          JUNE 30,
                                                                             2005                2005(3)
                                                                         --------------      --------------
     HALLMARK FIRST MUTUAL FUND

     Net asset value, beginning of period                                $         9.69      $         9.60
                                                                         --------------      --------------
     Increase (decrease) from investment operations
       Net investment income (loss)                                                  --                0.01
       Net realized and unrealized gain (loss)                                     0.41                0.08
                                                                         --------------      --------------
     Total from investment operations                                              0.41                0.09
                                                                         --------------      --------------
     Distributions from net income                                                (0.01)                 --
                                                                         --------------      --------------
     Net asset value, end of period                                      $        10.09      $         9.69
                                                                         ==============      ==============
     Total Return(4)                                                               4.23%               0.94%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)                                $            1      $            1
     Ratio of expenses to average net assets                                       1.72%*              1.55%*
     Ratio of net investment income (loss) to average net assets                     27%*              0.22%*
     Portfolio turnover rate(5)                                                      22%                 86%

----------
(1) Information shown for Class I shares includes Class A share activity for the Trainer Wortham First Mutual Fund during the period July 1, 2004 through September 30, 2004.
(2) Per share data is calculated using the average daily shares outstanding method.
(3) The Hallmark First Mutual Fund Class R commenced operations on November 9, 2004.
(4)  Not annualized for periods less than one year.
(5)  Represents portfolio turnover for the Fund for the entire year.
*    Annualized.

                                                                                     CLASS I
                                                       -----------------------------------------------------------------------
                                                          PERIOD
                                                          ENDED
                                                        DECEMBER 31,                     YEARS ENDED JUNE 30,
                                                       -------------    ------------------------------------------------------
                                                           2005          2005(1)     2004      2003(2)      2002        2001
                                                           ----         --------   --------   --------    --------    --------
     HALLMARK TOTAL RETURN BOND FUND

     Net asset value, beginning of year                $       10.10    $   9.97   $  10.47   $  10.06    $  10.13    $   9.71
                                                       -------------    --------   --------   --------    --------    --------
     Increase (decrease) from investment operations
       Net investment income (loss)                            (0.08)       0.36       0.33       0.46        0.56        0.52
       Net realized and unrealized gain (loss)                 (0.13)      (0.05)     (0.40)      0.44        0.01        0.43
                                                       -------------    --------   --------   --------    --------    --------
     Total from investment operations                          (0.41)       0.31      (0.07)      0.90        0.57        0.95
                                                       -------------    --------   --------   --------    --------    --------
     Dividends from net investment income                      (0.10)      (0.18)     (0.35)     (0.47)      (0.55)      (0.53)
     Distributions from net realized capital gains                                                                          --
                                                       -------------    --------   --------   --------    --------    --------
     Total distributions                                                                                                 (0.53)
                                                       -------------    --------   --------   --------    --------    --------
     Net asset value, end of year                      $        9.79    $  10.10   $   9.97   $  10.47    $  10.06    $  10.13
                                                       =============    ========   ========   ========    ========    ========
     Total Return                                               0.41%*      3.25%     (0.58)%     9.15%       5.78%       9.94%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of year (thousands)                $      21,206    $ 22,673   $ 26,136   $ 21,001    $ 23,056    $ 27,893
     Ratios of expenses to average net assets:
       before reimbursement of expenses by Adviser              1.19%*      1.08%      1.18%      1.34%       1.25%       1.10%
       after reimbursement of expenses by Adviser               1.00%*      1.00%      1.00%      1.00%       1.00%       0.99%
     Ratio of net investment income to average
       net assets                                               3.49%*      3.36%      3.30%      4.47%       5.17%       5.34%
     Portfolio turnover rate                                      19%         26%        52%        41%         26%         57%

                                                                                      CLASS R
                                                                         ----------------------------------
                                                                         FOR THE PERIOD      FOR THE PERIOD
                                                                             ENDED               ENDED
                                                                          DECEMBER 31,          JUNE 30,
                                                                             2005                2005(3)
                                                                         --------------      --------------
     HALLMARK TOTAL RETURN BOND FUND

     Net asset value, beginning of period                                $        10.14      $        10.06
                                                                         --------------      --------------
     Increase (decrease) from investment operations
       Net investment income (loss)                                                0.15                0.17
       Net realized and unrealized gain (loss)                                    (0.37)              (0.09)
                                                                         --------------      --------------
     Total from investment operations                                             (0.22)               0.08
                                                                         --------------      --------------
     Dividends from net investment income                                         (0.06)                 --
                                                                         --------------      --------------
     Net asset value, end of period                                      $         9.86      $        10.14
                                                                         ==============      ==============
     Total Return(4)                                                               0.19%               0.80%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)                                $            2      $            1
     Ratios of expenses to average net assets                                      1.48%*              1.30%*
     Ratios of net investment income (loss) to average net assets                  2.97%*              2.62%*
     Portfolio turnover rate(5)                                                      19%                 26%

----------
(1) Information shown for Class I shares includes Class A share activity for the Trainer Wortham Total Return Bond Fund during the period July 1, 2004 through September 30, 2004.
(2) Per share data is calculated using the average daily shares outstanding method.
(3)  The Total Return Bond Fund Class R commenced operations on November 9,
     2004.
(4)  Not annualized for periods less than one year.
(5)  Represents the portfolio turnover for the Fund for the entire year.
*    Annualized.

(6)  DISTRIBUTIONS TO SHAREHOLDERS

     Income and long-term capital gains distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     The tax character of dividends and distributions paid during period ended December 31, 2005, and the year ended June 30, 2005, were as follows:

                                                                                          HALLMARK TOTAL
                                                                                         RETURN BOND FUND
                                                                                    ----------------------------
                                                                                    SIX MONTHS
                                                                                       ENDED         YEAR ENDED
                                                                                    DECEMBER 31,      JUNE 30,
                                                                                        2005            2005
                                                                                    ------------    ------------
     DISTRIBUTIONS PAID FROM:

        Ordinary Income                                                             $    780,971    $    455,675
        Long-term capital gain                                                                --              --
                                                                                    ------------    ------------
     Total Distribution                                                             $    780,971    $    455,675
                                                                                    ============    ============

     As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

                                                                                       FIRST            TOTAL
                                                                                       MUTUAL          RETURN
                                                                                        FUND          BOND FUND
                                                                                    ------------    ------------
     Undistributed ordinary income                                                  $     54,307    $    367,287
     Post-October losses deferred                                                             --         (20,750)
     Capital loss carryforwards                                                       (4,429,140)       (222,460)
     Unrealized appreciation/(depreciation) of investments                             2,569,742         (37,154)
                                                                                    ------------    ------------
        Distributable earnings                                                      $ (1,805,091)   $     86,923
                                                                                    ============    ============

     The primary difference between book basis and tax basis unrealized appreciation (depreciation) of investments is attributed to a return of capital received from an investment of First Mutual Fund.

(7)  COMMITMENTS AND CONTINGENCIES:

     In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(8)  CONCENTRATIONS:

     The shares of Total Return Bond Fund are held by a concentrated number of shareholders.

                             CHANGES IN ACCOUNTANTS

On September 29, 2005, PricewaterhouseCoopers LLP informed the Funds that it was resigning as independent accountants for the Funds. PricewaterhouseCoopers LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

PricewaterhouseCoopers LLP issued a report on the Funds' financial statements as of June 30, 2005. PricewaterhouseCoopers LLP was not the Funds' independent auditor for fiscal periods ending before June 30, 2005. Such report did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers, LLP's resignation was accepted by the Funds' Audit Committee and the Board of Trustees.

During the fiscal year ended June 30, 2005 and through September 29, 2005 there were no disagreements with PricewaterhouseCoopers, LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers, LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. During the fiscal year ended June 30, 2005 and through September 29, 2005 none of the events enumerated in paragraphs (1)(v)(A) through (D) of Item 304(a) of Regulation S-K occurred.

The Funds have selected KPMG, LLP as their new auditors as of December 28, 2005.

                                 EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at July 1, 2005 and held for the entire period ending December 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                       BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE
                                            JULY 1, 2005            DECEMBER 31, 2005     EXPENSES PAID DURING PERIOD*
                                       -----------------------    --------------------    ----------------------------
HALLMARK FIRST MUTUAL CLASS R
Actual                                     $      1,000.00            $    1,012.65             $      8.67
Hypothetical                               $      1,000.00            $    1,015.83             $      9.10

* Expenses are equal to the Fund's annualized expense ratio of 1.72%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

HALLMARK FIRST MUTUAL CLASS I
Actual                                     $      1,000.00            $      997.28             $      5.04
Hypothetical                               $      1,000.00            $    1,019.64             $      5.29

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

HALLMARK TOTAL RETURN BOND CLASS R
Actual                                     $      1,000.00            $      993.50             $      7.46
Hypothetical                               $      1,000.00            $    1,017.10             $      7.83

* Expenses are equal to the Fund's annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

HALLMARK TOTAL RETURN BOND CLASS I
Actual                                     $      1,000.00            $      997.03             $      5.04
Hypothetical                               $      1,000.00            $    1,019.64             $      5.29

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                   (UNAUDITED)

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's sub-adviser. Each sub-adviser is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law. The Funds' investment adviser, RMCI, receives periodic reports from each sub-adviser to ensure that they have adopted and implemented a proxy voting policy and to acknowledge any mitigating circumstances or conflicts of interest.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings. with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Not applicable.

(a) (2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Hallmark Investment Series Trust

By:      /s/ Bruce R. Bent II
         --------------------
         Name:  Bruce R. Bent II
         Title: Co-Chief Executive Officer

Date:    March 8, 2006

By:      /s/ Arthur T. Bent III
         ----------------------
         Name:  Arthur T. Bent III
         Title: Co-Chief Executive Officer

Date:    March 8, 2006


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Bruce R. Bent II
         --------------------
         Name:  Bruce R. Bent II
         Title: Co-Chief Executive Officer

Date:    March 8, 2006


By:      /s/ Arthur T. Bent III
         ----------------------
         Name:  Arthur T. Bent III
         Title: Co-Chief Executive Officer

Date:    March 8, 2006


By:      /s/ Patrick J. Farrell
         ----------------------
         Name:  Patrick J. Farrell
         Title: Chief Financial Officer

Date:    March 8, 2006